Interest-Bearing Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits [Line Items]
Total deposits	$ 1,678,764	$ 1,579,893
Total of CDs and IRAs	61,552
Principal officers, directors, and their affiliates [Member]
Deposits [Line Items]
Total deposits	$ 8,917	$ 6,925